Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Wells Fargo net income	$ 22,183	$ 21,938	$ 22,894
Investment securities:
Net unrealized gains (losses) arising during the period	2,719	(3,458)	(3,318)
Reclassification of net gains to net income	(737)	(1,240)	(1,530)
Derivatives and hedging activities:
Net unrealized gains (losses) arising during the period	(540)	177	1,549
Reclassification of net gains on cash flow hedges to net income	(543)	(1,029)	(1,089)
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period	49	(52)	(512)
Amortization of net actuarial loss, settlements and other to net income	153	158	114
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period	96	(3)	(137)
Reclassification of net gains to net income	0	0	(5)
Other comprehensive income (loss), before tax	1,197	(5,447)	(4,928)
Income tax (expense) benefit related to other comprehensive income	(434)	1,996	1,774
Other comprehensive income (loss), net of tax	763	(3,451)	(3,154)
Less: Other comprehensive income (loss) from noncontrolling interests	(62)	(17)	67
Wells Fargo other comprehensive income (loss), net of tax	825	(3,434)	(3,221)
Wells Fargo comprehensive income	23,008	18,504	19,673
Comprehensive income from noncontrolling interests	215	90	449
Total comprehensive income	$ 23,223	$ 18,594	$ 20,122